Description of Business and Summary of Significant Accounting Policies And Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Description of Business, Summary of Significant Accounting Policies, and Going Concern
Description of Business and Summary of Significant Accounting Policies And Going Concern

1.    Description of Business, Summary of Significant Accounting Policies, and Going Concern

Description of Business — T Stamp Inc. was incorporated in the State of Delaware on April 11, 2016. T Stamp Inc. and its subsidiaries (“Trust Stamp,” “we,” “us,” “our,” or the “Company”) develop and market artificial intelligence-powered or enabled software solutions for enterprise and government partners and peer-to-peer markets.

Trust Stamp primarily develops proprietary artificial intelligence-powered solutions, researching and leveraging machine learning artificial intelligence, including computer vision, cryptography, and data mining, to process and protect data and deliver insightful outputs that identify and defend against fraud, protect sensitive user information, facilitate automated processes, and extend the reach of digital services through global accessibility. We utilize the power and agility of technologies such as GPU processing, edge computing, neural networks, and large language models to process and protect data faster and more effectively than historically possible to deliver results at a disruptively low cost for usage across multiple industries.

Our team has substantial expertise in the creation and development of AI-enabled software products. We license our technology and expertise in numerous fields, with an increasing emphasis on addressing diverse markets through established partners who will integrate our technology into field-specific applications.

Reverse Split — On February 15, 2023 our Board of Directors approved and, as of February 20, 2023, the holders of a majority of our voting capital stock approved an amendment (the “Certificate of Amendment”) to the Company’s Amended and Restated Certificate of Incorporation and approved to effect a reverse split of our issued and outstanding shares of Class A Common Stock at a ratio of one share for every five shares currently held, rounded up to the nearest whole share – whereby every five (5) outstanding shares of Class A Common Stock was combined and became one (1) share of Class A Common Stock, rounding up to the nearest whole number of shares (the “Reverse Split”). All share and per share amounts have been updated to reflect the Reverse Split in these unaudited condensed consolidated financial statements. The Reverse Split was effective for trading on the market opening of Nasdaq on March 23, 2023. The Reverse Stock Split effective March 23, 2023, was ratified by the Company’s stockholders by written consent pursuant to a definitive proxy statement filed with the Securities and Exchange Commission on April 13, 2023. Written consent from the majority of stockholders was received as of May 13, 2023.

Amended and Restated Certificate of Incorporation — On July 6, 2023, the Company received confirmation of the acceptance of its Third Amended and Restated Certificate of Incorporation (the “Third Restated Certificate”) from the Secretary of State of Delaware. The Third Restated Certificate was approved by the Company’s stockholders by written consent pursuant to a definitive proxy statement filed with the Securities and Exchange Commission on April 13, 2023. Written consent from the majority of stockholders was received as of May 13, 2023. The Third Restated Certificate maintained the 50,000,000 authorized shares of Common Stock and eliminated the authorized Preferred Stock. The Third Restated Certificate also created a classified Board of Directors of the Company with three classes of directors who will stand for election in staggered years.

Going Concern — The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company is a business that has not yet generated profits, with a net loss during the nine months ended September 30, 2024 of $4.59 million, net operating cash outflows of $6.18 million for the same period, working capital of negative $1.45 million and an accumulated deficit of $55.45 million as of September 30, 2024.

The Company’s ability to continue as a going concern in the next twelve months following the date the unaudited condensed consolidated financial statements were available to be issued is dependent upon its ability to produce revenues and/or obtain financing sufficient to meet current and future obligations and deploy such to produce profitable operating results. Management has evaluated these conditions and plans to generate revenue and raise capital as needed to satisfy the Company’s capital needs. While the negotiation of significant additional revenue is well advanced, it has not reached a stage that allows it to be factored into a going concern evaluation. In addition, although the Company has previously been successful in raising capital as needed and has already made plans to do so as well as restructuring expenses to meet the Company’s cash needs, no assurance can be given that the Company will be successful in its capital raising efforts. These factors, among others, raise substantial doubt about the ability of the Company to continue as a going concern for a reasonable period.

Basis of Presentation — The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with US Generally Accepted Accounting Principles (“US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). The accompanying unaudited condensed consolidated financial statements have been prepared on a basis which assumes that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.

Basis of Consolidation — The accompanying unaudited condensed consolidated financial statements reflect the activity of the Company and its subsidiaries, Trusted Mail Inc. (“Trusted Mail”), Finnovation LLC (“Finnovation”), Trust Stamp Malta Limited (“Trust Stamp Malta”), AIID Payments Limited, Biometric Innovations Limited (“Biometrics”), Trust Stamp Rwanda Limited, Trust Stamp Denmark ApS, Quantum Foundation, TSI GovTech Corporation, Global Server Management Inc., Cheltenham AI LTD, and Trust Stamp Nigeria Limited. All significant intercompany transactions and accounts have been eliminated.

The Company has completed the process of administratively dissolving AIID Payments Limited and the dissolution was effective October 29, 2024.

Further, we continue to consolidate Tstamp Incentive Holdings (“TSIH”) which we consider to be a variable interest entity.

In the opinion of management, these unaudited condensed consolidated financial statements reflect all adjustments necessary (which adjustments are of a normal and recurring nature) for the fair presentation of the Company’s financial position as of September 30, 2024 and December 31, 2023, and the results of operations for the three and nine months ended September 30, 2024 and 2023. The results of operations for the three and nine months ended September 30, 2024 are not necessarily indicative of results expected for the full year. Certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with GAAP have been omitted pursuant to the rules and regulations of the SEC. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and the notes to consolidated financial statements in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023. The accounting policies employed are substantially the same as those shown in note 1 of the notes to consolidated financial statements included therein.

Variable Interest Entity — On April 9, 2019, management created a new entity, TSIH. Furthermore, on April 25, 2019, the Company issued 21,368 shares of Class A Common Stock to TSIH, for the purpose of providing a pool of shares of Class A Common Stock of the Company that the Company’s Board of Directors (the “Board”) could use for employee stock awards and were recorded initially as Treasury stock. Since establishing TSIH, 17,600 shares were transferred to various employees as a stock award that were earned and outstanding. On February 15, 2023, Trust Stamp issued 13,736 shares of Class A Common Stock to TSIH to be used to satisfy vested employee stock awards. As of September 30, 2024, no shares of Class A Common Stock are held by TSIH as all shares have been issued pursuant to employee Restricted Stock Units.

The Company considers this entity to be a variable interest entity (“VIE”) because it is thinly capitalized and holds no cash. Because the Company does not own shares in TSIH, management believes that this gives the Company a variable interest. Further, management of the Company also acts as management of TSIH and is the decision-maker as management grants shares held by TSIH to employees of the Company. As this VIE’s primary purpose is to hold shares in the Company from time to time and holds no other liabilities or assets, the Company is the primary beneficiary of TSIH and will consolidate the VIE.

Major Customers and Concentration of Risks — Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of Cash and cash equivalents, and Accounts receivable. We maintain our Cash and cash equivalents with high-quality financial institutions, mainly in the United States; the composition of which are regularly monitored by us. The Federal Deposit Insurance Corporation covers $250,000 for substantially all depository accounts. The Company from time to time may have amounts on deposit in excess of the insured limits. As of September 30, 2024 the Company had $30,342 of deposits in excess of insured limits, meanwhile as at December 31, 2023, the Company had $2,620,765 in U.S. bank accounts which exceeded insured limits. Management believes minimal credit risk exists with respect to these financial institutions and the Company has not experienced any losses on such amounts.

For Accounts receivable, we are exposed to credit risk in the event of nonpayment by customers to the extent the amounts are recorded in the consolidated balance sheets. We extend different levels of credit and maintain reserves for potential credit losses based upon the expected collectability of Accounts receivable. We manage credit risk related to our customers by performing periodic evaluations of credit worthiness and applying other credit risk monitoring procedures.

Three customers represented 86.87% or 65.12%, 17.12%, and 4.63% of the balance of total Accounts receivable as of September 30, 2024 and three customers represented 91.11% or 53.55%, 30.43%, and 7.13% of the balance of total Accounts receivable as of December 31, 2023. The Company seeks to mitigate its credit risk with respect to Accounts receivable by contracting with large commercial customers and government agencies, and regularly monitoring the aging of Accounts receivable balances. As of September 30, 2024 and December 31, 2023, the Company had not experienced any significant losses on its Accounts receivable.

During the three months ended September 30, 2024, the Company sold to primarily three customers which made up approximately 93.24% of total Net revenue, and consisted of 66.34%, 17.60%, and 9.30% from an S&P 500 Bank, Mastercard, and Triton, respectively.

Additionally, during the three months ended September 30, 2023, the Company sold to primarily three customers which made up approximately 95.85% of total Net revenue, and consisted of 81.87%, 7.91%, and 6.07% from IGS, Mastercard, and an S&P 500 Bank, respectively.

During the nine months ended September 30, 2024, the Company sold to primarily three customers which made up approximately 94.68% of total Net revenue, and consisted of 63.66%, 21.07%, and 9.95% from an S&P 500 Bank, Mastercard, and Triton, respectively.

Additionally, during the nine months ended September 30, 2023, the Company sold to primarily three customers which made up approximately 90.53% of total Net revenue, and consisted of 62.98%, 14.95%, and 12.60% from IGS, an S&P 500 Bank, and Mastercard, respectively.

Property and Equipment, Net — Property and equipment, net is stated at cost less accumulated depreciation. Depreciation is recognized using the straight-line method over the estimated useful lives of the respective assets. Maintenance and repairs that do not improve or extend the useful lives of the assets are expensed when incurred, whereas additions and major improvements are capitalized. Upon sale or retirement of assets, the cost and related accumulated depreciation are derecognized from the consolidated balance sheet and any resulting gain or loss is recorded in the consolidated statements of operations in the period realized.

Accounting for Impairment of Long-Lived Assets — Long-lived assets with finite lives include Property and equipment, net, Capitalized internal-use software, Operating lease right-of-use assets, and Intangible assets, net subject to amortization. The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets held and used is measured by comparison of the carrying amount of an asset or an asset group to estimated undiscounted future net cash flows expected to be generated by the asset or asset group. If the carrying amount of an asset exceeds these estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the assets exceeds the fair value of the asset or asset group. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

As of September 30, 2024, the Company determined that $24 thousand of Capitalized internal-use software were impaired. The impaired Capitalized internal-use software was expensed to Research and development during the nine months ended September 30, 2024. As of December 31, 2023, the Company determined that $19 thousand of Capitalized internal-use software and $12 thousand of Intangible assets was impaired. The impaired Capitalized internal-use software was expensed to Research and development during the year ended December 31, 2023.

Goodwill — Goodwill is accounted for in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 350, Intangibles—Goodwill and Other. The Company allocates the cost of an acquired business to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The excess of the purchase consideration transferred over the fair value of the net assets acquired, including other Intangible assets, net, is recorded as Goodwill. Goodwill is tested for impairment at the reporting unit level at least quarterly or more frequently when events or circumstances occur that indicate that it is more likely than not that an impairment has occurred. In assessing Goodwill for impairment, the Company first assesses qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Company considers factors including economic conditions, industry and market conditions and developments, overall financial performance and other relevant entity-specific events in determining whether it is more likely than not that the fair value of the reporting unit is less than the carrying amount. Should the Company conclude that it is more likely than not that the recorded Goodwill amounts have been impaired, the Company would perform the impairment test. Goodwill impairment exists when a reporting unit’s carrying value exceeds its fair value. Significant judgment is applied when Goodwill is assessed for impairment. There were no impairment charges to Goodwill as of September 30, 2024 and December 31, 2023.

Remaining Performance Obligations — The Company’s arrangements with its customers often have terms that span over multiple years. However, the Company generally allows its customers to terminate contracts for convenience prior to the end of the stated term with less than twelve months’ notice. Revenue allocated to remaining performance obligations represents non-cancelable contracted revenue that has not yet been recognized, which includes deferred revenue and, in certain instances, amounts that will be invoiced. The Company has elected the practical expedient allowing the Company to not disclose remaining performance obligations for contracts with original terms of twelve months or less. Cancellable contracted revenue, which includes customer deposit liabilities, is not considered a remaining performance obligation. As of September 30, 2024 and December 31, 2023, the Company did not have any related performance obligations for contracts with terms exceeding twelve months.

Disaggregation of Revenue

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
Professional services (over time)	$424,831	$2,990,804	$1,326,403	$3,760,242
License fees (over time)	86,250	75,000	258,750	225,000
Total Revenue	$511,081	$3,065,804	$1,585,153	$3,985,242

Recent Accounting Pronouncements Not Yet Adopted — In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. ASU 2023-09 requires enhancements and further transparency to certain income tax disclosures, most notably the tax rate reconciliation and income taxes paid. This ASU is effective for fiscal years beginning after December 15, 2024 on a prospective basis and retrospective application is permitted. The Company is currently evaluating the impacts of the new standard but does not expect a material impact to its unaudited condensed consolidated financial statements or related disclosures.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that an entity should measure the fair value of an equity security subject to contractual sale restriction the same way it measures an identical equity security that is not subject to such a restriction. The FASB said the contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not affect its fair value. The ASU is effective for public entities for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted. The Company does not expect this guidance to have a material impact to its unaudited condensed consolidated financial statements or related disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures. ASU 2023-07 improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. Early adoption of the amendments is permitted. The Company is currently evaluating the impacts of the new standard but does not expect a material impact to its unaudited condensed consolidated financial statements or related disclosures.

1A. Reverse Stock Split

Reverse Split — December 30, 2024, the Company filed a Certificate of Amendment to the Company’s Third Amended and Restated Certificate of Incorporation, which was previously approved by the Company’s stockholders at the special meeting held on November 18, 2024 and described in the Company’s definitive proxy statement filed with the SEC on September 30, 2024, to effectuate a reverse stock split at a ratio of one (1) share of Common Stock for every fifteen (15) shares of Common Stock (the “Reverse Stock Split”) which became effective as of the opening of business on January 6, 2024 (the “Effective Time”). Accordingly, all share and per share amounts for all periods presented in the accompanying financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the reverse stock split.

1.    Description of Business and Summary of Significant Accounting Policies And Going Concern

Description of Business — T Stamp Inc. was incorporated on April 11, 2016 in the State of Delaware. T Stamp Inc. and its subsidiaries (“Trust Stamp”, “we”, “us”, “our” or the “Company”) develops and markets identity authentication software solutions for enterprise and government partners and peer-to-peer markets.

Trust Stamp develops proprietary artificial intelligence-powered solutions, researching and leveraging machine learning, artificial intelligence, biometric science, cryptography, and data mining, to deliver insightful identity and trust predictions that identify and defend against fraudulent identity attacks, protect sensitive user information, and extend the reach of digital services through global accessibility. We utilize the power and agility of technologies such as GPU processing, edge-computing, neural networks, and large language models to process and protect data faster and more effectively than has ever previously been possible in order to deliver results at a disruptively low cost for usage across multiple industries, including:

●	Banking/FinTech
●	KYC/AML Compliance
●	Humanitarian and Development Services
●	Government and Law Enforcement, including Alternative to Detention programs
●	Cryptocurrency and Digital Assets
●	Biometrically Secured Email and Digital Communications
●	P2P Transactions, Social Media, and Sharing Economy
●	Real Estate, Travel, and Healthcare

Reverse Split — On February 15, 2023 our Board of Directors approved and, as of February 20, 2023, the holders of a majority of our voting capital stock approved an amendment (the “Certificate of Amendment”) to the Company’s Amended and Restated Certificate of Incorporation and approved to effect a reverse split of our issued and outstanding shares of Class A Common Stock at a ratio of one share for every five shares currently held, rounded up to the nearest whole share – whereby every five (5) outstanding shares of Class A Common Stock was combined and became one (1) share of Class A Common Stock, rounding up to the nearest whole number of shares (the “Reverse Split”). All share and per share amounts have been updated to reflect the Reverse Split in these consolidated financial statements. The Reverse Split was effective for trading on the market opening of Nasdaq on March 23, 2023. The Reverse Stock Split effective March 23, 2023, was ratified by the Company’s stockholders by written consent pursuant to a definitive proxy statement filed with the Securities and Exchange Commission on April 13, 2023. Written consent from the majority of stockholders was received as of May 13, 2023.

Amended and Restated Certificate of Incorporation — On July 6, 2023, the Company received confirmation of the acceptance of its Third Amended and Restated Certificate of Incorporation (the “Third Restated Certificate”) from the Secretary of State of Delaware. The Third Restated Certificate was approved by the Company’s stockholders by written consent pursuant to a definitive proxy statement filed with the Securities and Exchange Commission on April 13, 2023. Written consent from the majority of stockholders was received as of May 13, 2023. The Third Restated Certificate maintained the 50,000,000 authorized shares of Common Stock and eliminated the authorized Preferred Stock. The Third Restated Certificate also created a classified Board of Directors of the Company with three classes of directors who will stand for election in staggered years.

Going Concern — The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company is a business that has not yet generated profits, with a Net loss in the year ended December 31, 2023 of $7.64 million, negative Net operating cash outflows of $7.85 million for the same period, working capital of $1.98 million and an Accumulated deficit of $50.85 million as of December 31, 2023.

The Company’s ability to continue as a going concern in the next twelve months following the date the consolidated financial statements were available to be issued is dependent upon its ability to produce revenues and/or obtain financing sufficient to meet current and future obligations and deploy such to produce profitable operating results. Management has evaluated these conditions and plans to generate revenue and raise capital as needed to satisfy the Company’s capital needs. While the negotiation of significant additional revenue is well advanced, it has not reached a stage that allows it to be factored into a going concern evaluation. In addition, although the Company has previously been successful in raising capital as needed and has already made plans to do so as well as restructuring expenses to meet the Company’s cash needs, no assurance can be given that the Company will be successful in its capital raising efforts. These factors, among others, raise substantial doubt about the ability of the Company to continue as a going concern for a reasonable period.

Basis of Presentation — The accompanying consolidated financial statements have been prepared in conformity with US Generally Accepted Accounting Principles (“US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). The accompanying consolidated financial statements have been prepared on a basis which assumes that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.

Basis of Consolidation — The accompanying consolidated financial statements reflect the activity of the Company and its subsidiaries, Trusted Mail Inc. (“Trusted Mail”), Finnovation LLC (“Finnovation”), Trust Stamp Malta Limited (“Trust Stamp Malta”), AIID Payments Limited, Biometric Innovations Limited (“Biometrics”), Trust Stamp Rwanda Limited, Metapresence Limited, and Trust Stamp Denmark ApS. All significant intercompany transactions and accounts have been eliminated.

On February 28, 2023, the Company received the Certificate of Termination from the State of Georgia, which represents the completion of administratively dissolving T Avatar LLC. As there were no operations established under the entity, there is a limited impact to Trust Stamp. The dissolution of T Avatar LLC was effective February 28, 2023.

On June 2, 2023, the Company received the termination resolution from the Polish National Court Register, which represents the completion of administratively dissolving Sunflower AI Technologies (“SAIT”). As there were no operations established under the entity, there is a limited impact to Trust Stamp. The dissolution of SAIT was effective May 10, 2023.

Further, we continue to consolidate Tstamp Incentive Holdings (“TSIH”) which we consider to be a variable interest entity.

Variable Interest Entity — On April 9, 2019, management created a new entity, TSIH. Furthermore, on April 25, 2019, the Company issued 21,368 shares of Class A Common Stock to TSIH, for the purpose of providing a pool of shares of Class A Common Stock of the Company that the Company’s Board of Directors (the “Board”) could use for employee stock awards and were recorded initially as Treasury stock. Since establishing TSIH, 17,600 shares were transferred to various employees as a stock award that were earned and outstanding. On February 15, 2023, Trust Stamp issued 13,736 shares of Class A Common Stock to TSIH to be used to satisfy vested employee stock awards. As of December 31, 2023, TSIH held 3,649 Treasury stock earmarked for future employee Restricted Stock Unit (“RSU”) bonuses. As of the date of this report, no shares of Class A Common Stock are held by TSIH as all shares have been issued pursuant to employee Restricted Stock Units.

The Company does not own any of the shares of Class A Common Stock of the Company held by TSIH. The Company considers this entity to be a variable interest entity (“VIE”) because it is thinly capitalized and holds no cash. Because the Company does not own shares in TSIH, management believes that this gives the Company a variable interest. Further, management of the Company also acts as management of TSIH and is the decision-maker as management grants shares held by TSIH to employees of the Company. As this VIE owns only shares in the Company and no other liabilities or assets, the Company is the primary beneficiary of TSIH and will consolidate the VIE.

Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ materially from these estimates. On an ongoing basis, the Company evaluates their estimates that include, but are not limited to, measuring satisfaction of a performance obligation over time, related to revenue contracts that are not fully complete at the end of a fiscal year, capitalization and estimated useful life of internal-use software, the allowance for doubtful accounts, the fair value of financial assets and liabilities, the recoverability of Goodwill, stock-based compensation, impairment of long-lived assets, the valuation of deferred tax assets and uncertain tax positions, and warrant liabilities. We base our estimates on assumptions, both historical and forward-looking trends, and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Segment Information — The Company has a single operating and reportable segment. The Company’s chief operating decision maker is its Chief Executive Officer, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance, and allocating resources.

Risks and Uncertainties — The Company is dependent upon additional capital resources for its planned full-scale operations, and is subject to significant risks and uncertainties, including failing to secure funding to continue to operationalize the Company’s plans or failing to profitably operate the business.

Major Customers and Concentration of Risks — Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of Cash and cash equivalents, and Accounts receivable. We maintain our Cash and cash equivalents with high-quality financial institutions, mainly in the United States; the composition of which are regularly monitored by us. The Federal Deposit Insurance Corporation covers $250 thousand for substantially all depository accounts. The Company from time to time may have amounts on deposit in excess of the insured limits. As of December 31, 2023 and 2022, the Company had $2.62 million and $71 thousand in U.S. bank accounts, respectively, which exceeded these insured amounts. Management believes minimal credit risk exists with respect to these financial institutions and the Company has not experienced any losses on such amounts.

For Accounts receivable, we are exposed to credit risk in the event of nonpayment by customers to the extent the amounts are recorded in the consolidated balance sheets. We extend different levels of credit and maintain reserves for potential credit losses based upon the expected collectability of Accounts receivable. We manage credit risk related to our customers by performing periodic evaluations of credit worthiness and applying other credit risk monitoring procedures.

Three customers represented 91.11% or 53.55%, 30.43%, and 7.13% of the balance of total Accounts receivable as of December 31, 2023 and three customers represented 95.37% or 36.90%, 32.69%, and 25.78% of the balance of total Accounts receivable as of December 31, 2022. The Company seeks to mitigate its credit risk with respect to Accounts receivable by contracting with large commercial customers and government agencies, and regularly monitoring the aging of Accounts receivable balances. As of December 31, 2023 and 2022, the Company had not experienced any significant losses on its Accounts receivable.

During the year ended December 31, 2023, the Company sold to primarily three customers which made up approximately 89.75% of total Net revenue, and consisted of 55.04%, 17.77%, and 16.94% from IGS, an S&P 500 Bank, and Mastercard, respectively.

Additionally, during the year ended December 31, 2022, the Company sold to primarily three customers which made up approximately 93.60% of total Net revenue, and consisted of 61.01%, 18.36%, and 14.23% from ICE, an S&P 500 Bank, and Mastercard.

Foreign Currencies — The functional currencies of the Company’s foreign subsidiaries are the local currencies. For those subsidiaries, the assets and liabilities are translated into U.S. dollars at the exchange rate method at the consolidated balance sheet date. The Company’s other comprehensive (loss) is comprised of foreign currency translation adjustments related to the Company’s foreign subsidiaries. Income and expenses are translated at the average exchange rates for the period. Foreign currency transaction gains and losses are included in Other income or Other expense in the consolidated statements of operations.

Cash and Cash Equivalents — Cash and cash equivalents consist of cash in banks and bank deposits. The Company considers all highly liquid instruments purchased with an original maturity of three months or less when purchased as cash equivalents.

Accounts Receivable and Allowance for Credit Losses — Accounts receivable are recorded at the invoiced amount, net of an allowance for credit losses, if any. The Company’s trade receivables primarily arise from the sale of our products to customers through contracts for software licenses and subscriptions, software usage, web hosting fees, and software development with payment terms of 60 days. The Company evaluates the credit risk of a customer when extending credit based on a combination of various financial and qualitative factors that may affect the customers’ ability to pay. These factors include the customers’ financial condition and past payment experience.

The Company maintains an allowance for credit losses, which represents an estimate of expected losses over the remaining contractual life of its receivables considering current market conditions and estimates for supportable forecasts when appropriate. The Company measures expected credit losses on its trade receivables on a customer basis. The estimate of expected credit losses considers any historical losses, delinquency trends, collection experience, and/or economic risk where appropriate. Additionally, management develops a specific allowance for trade receivables known to have a high risk of expected future credit loss.

The Company has historically experienced immaterial write-offs given the nature of the customers and contracts. As of December 31, 2023, the Company had gross receivables (including unbilled receivables) of $694 thousand and an allowance for credit losses of $8 thousand. As of December 31, 2022, the Company had gross receivables of $1.01 million and no allowance for credit losses.

As of December 31, 2023 and 2022, Accounts receivable includes unbilled receivables of $143 thousand and $109 thousand, respectively.

Property and Equipment, Net — Property and equipment, net is stated at cost less accumulated depreciation. Depreciation is recognized using the straight-line method over the estimated useful lives of the respective assets. Maintenance and repairs that do not improve or extend the useful lives of the assets are expensed when incurred, whereas additions and major improvements are capitalized. Upon sale or retirement of assets, the cost and related accumulated depreciation are derecognized from the consolidated balance sheet and any resulting gain or loss is recorded in the consolidated statements of operations in the period realized.

Capitalized Internal-Use Software, Net — Capitalized Internal-Use Software, Net is a combination of costs related to software developed, modified, or acquired solely to meet Trust Stamp’s internal requirements, with no substantive plans to market such software at the time of development or acquisition are capitalized, and costs related to the development of software-as-a-service (“SaaS”) based solutions. The Company capitalizes eligible costs to develop Capitalized Internal-Use Software and SaaS solutions that are incurred subsequent to the preliminary project stage throughout the development stage. These costs consist of personnel costs (including salaries, related benefits, and stock-based compensation) and certain third-party costs that are incurred during the application development stage. We also capitalize the costs incurred to upgrade and enhance that result in additional functionality. Costs incurred during the preliminary project stage, the post-implementation operational stage, and for maintenance are expensed as incurred. Maintenance costs are expensed as incurred. The estimated useful life of costs capitalized is evaluated for each specific project that is generally five years. Actual economic lives may differ from estimated useful lives. Periodic reviews could result in a change in estimated useful lives and therefore changes in amortization expense in future periods.

Accounting for Impairment of Long-Lived Assets — Long-lived assets with finite lives include Property and equipment, net, Capitalized internal-use software, Operating lease right-of-use assets, and Intangible assets, net subject to amortization. The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets held and used is measured by comparison of the carrying amount of an asset or an asset group to estimated undiscounted future net cash flows expected to be generated by the asset or asset group. If the carrying amount of an asset exceeds these estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the assets exceeds the fair value of the asset or asset group. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

As of December 31, 2023, the Company determined that $19 thousand of Capitalized internal-use software and $12 thousand of Intangible assets was impaired. The impaired Capitalized internal-use software was expensed to Research and development during the year ended December 31, 2023.. As of December 31, 2022, the Company determined that no long-lived assets with finite lives were impaired.

Goodwill — Goodwill is accounted for in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 350, Intangibles—Goodwill and Other. The Company allocates the cost of an acquired business to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The excess of the purchase consideration transferred over the fair value of the net assets acquired, including other Intangible assets, net, is recorded as Goodwill. Goodwill is tested for impairment at the reporting unit level at least quarterly or more frequently when events or circumstances occur that indicate that it is more likely than not that an impairment has occurred. In assessing Goodwill for impairment, the Company first assesses qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Company considers factors including economic conditions, industry and market conditions and developments, overall financial performance and other relevant entity-specific events in determining whether it is more likely than not that the fair value of the reporting unit is less than the carrying amount. Should the Company conclude that it is more likely than not that the recorded Goodwill amounts have been impaired, the Company would perform the impairment test. Goodwill impairment exists when a reporting unit’s carrying value exceeds its fair value. Significant judgment is applied when Goodwill is assessed for impairment. There were no impairment charges to Goodwill during the years ended December 31, 2023 and 2022.

Fair Value of Assets and Liabilities — The Company follows the relevant U.S. GAAP guidance regarding the determination and measurement of the fair value of assets/liabilities; in which fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction valuation hierarchy which requires an entity to maximize the use of observable inputs when measuring fair value. The guidance describes the following three levels of inputs that may be used in the methodology to measure fair value:

Level 1 – Quoted prices available in active markets for identical investments as of the reporting date;

Level 2 – Inputs other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date; and

Level 3 – Unobservable inputs, which are to be used in situations where there is little or no market activity for the asset or liability and wherein the reporting entity makes estimates and assumptions related to the pricing of the asset or liability including assumptions regarding risk.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The estimated fair values of Cash and cash equivalents, Accounts receivable, Related party receivables, Prepaid expenses and other current assets, Other assets, Accounts payable, Related party payables, Accrued expenses, Deferred revenue, Customer deposit liabilities, and Notes payable approximate their carrying values. The fair values of warrant liabilities issued in connection with equity or debt issuance are determined using the Black-Scholes valuation model, a “Level 3” fair value measurement, based on the estimated fair value of the underlying common stock, volatility based on the historical volatility data of similar companies, considering the industry, products and market capitalization of such other entities, the expected life based on the remaining contractual term of the conversion option and warrant liabilities and the risk free interest rate based on the implied yield available on U.S. Treasury Securities with a maturity equivalent to the warrant liability’s contractual life. The Company accounts for its financial assets and liabilities at fair value regularly. The Company evaluates the fair value of its non-financial assets and liabilities on a nonrecurring basis.

Revenue Recognition — The Company derives its revenue primarily from professional services. Revenue is recognized upon transfer of control of promised products and services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. If the consideration promised in a contract includes a variable amount, the Company includes an estimate of the amount it expects to receive or the total transaction price if it is probable that a significant reversal of cumulative revenue recognized will not occur. The Company determines the amount of revenue to be recognized through the application of the following steps:

●	Identification of the contract, or contracts with a customer;
●	Identification of the performance obligations in the contract;
●	Determination of the transaction price;
●	Allocation of the transaction price to the performance obligations in the contract; and
●	Recognition of revenue when or as the Company satisfies the performance obligations.

At contract inception, the Company will assess the services agreed upon within each contract and assess whether each service is distinct and determine those that are performance obligations. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. In general, each contract with a customer consists of a single performance obligation to perform services in which revenue is recognized when the service has been delivered.

Remaining Performance Obligations — The Company’s arrangements with its customers often have terms that span over multiple years. However, the Company generally allows its customers to terminate contracts for convenience prior to the end of the stated term with less than twelve months’ notice. Revenue allocated to remaining performance obligations represents non-cancelable contracted revenue that has not yet been recognized, which includes deferred revenue and, in certain instances, amounts that will be invoiced. The Company has elected the practical expedient allowing the Company to not disclose remaining performance obligations for contracts with original terms of twelve months or less. Cancellable contracted revenue, which includes customer deposit liabilities, is not considered a remaining performance obligation. As of December 31, 2023 and 2022, the Company did not have any related performance obligations for contracts with terms exceeding twelve months.

Disaggregation of Revenue

	For the years ended December 31,
	2023	2022
Professional services (over time)	$4,260,275	$4,415,512
Termination expense reimbursement (one time)	—	719,565
License fees (over time)	300,000	250,000
Total Revenue	$4,560,275	$5,385,077

Contract Balances — The timing of customer billing and payment relative to the start of the service period varies from contract to contract; however, the Company bills many of its customers in advance of the provision of services under its contracts, resulting in liabilities consisting of either deferred revenue (a “contract liability”) or customer deposit liabilities. Deferred revenue represents billings under non-cancelable contracts before the related product or service is transferred to the customer. Such amounts are recognized by the Company over the life of the contract upon meeting the revenue recognition criteria, but generally within one year. Customer deposit liabilities consist of billings or payments received in advance of the start of the contractual term or for anticipated revenue-generating activities for the portion of a contract term that is subject to cancellation for convenience. Certain of the Company’s arrangements generally include terms that allow the customer to terminate the contract for convenience and receive a refund of the amount of the customer deposit for the percentage of the work not performed prior to the notice of termination. In these arrangements, the Company concluded there are no enforceable rights and obligations after such notice period and therefore, the consideration received or due from the customer that is subject to termination for convenience is recorded as customer deposit liabilities.

The payment terms and conditions vary by contract; however, the Company’s terms generally require payment within 30 to 60 days from the invoice date. In instances where the timing of revenue recognition differs from the timing of payment, the Company elected to apply the practical expedient in accordance with ASC 606 to not adjust contract consideration for the effects of a significant financing component as the Company expects, at contract inception, that the period between when promised goods and services are transferred to the customer and when the customer pays for those goods and services will be one year or less. As such, the Company determined its contracts do not generally contain a significant financing component.

Costs to Obtain and Fulfill Contracts — Incremental costs of obtaining a contract include only those costs that are directly related to the acquisition of contracts, including sales commissions, and that would not have been incurred if the contract had not been obtained. In alignment with ASC 340, Other Assets and Deferred Costs (“ASC 340”), the Company recognizes an asset for the incremental costs of obtaining a contract with a customer if we expect to recover the costs. The Company elected to apply the practical expedient in accordance with ASC 340 which allows the Company to expense commissions as incurred when the contract term is twelve months or less in total. Costs to obtain contracts and costs to fulfill contracts were not material in the periods presented.

Warrants — The Company accounts for stock warrants as either equity instruments, derivative liabilities, or liabilities in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”), depending on the specific terms of the warrant agreement.

Cost of Services Provided — Cost of services generally consists of the cost of hosting fees, materials, and cost of labor associated with professional services rendered. Depreciation and amortization expense is not included in Cost of services.

Research and Development — Research and development costs are expensed as incurred and consist primarily of personnel costs such as salaries and benefits and relate primarily to time spent during the preliminary project stage, post implementation maintenance, bug fixes associated with Capitalized internal-use software activities, and front-end application development in which technological feasibility has not been established. Depreciation and amortization expense is not included in Research and development.

Advertising — Advertising costs are expensed as incurred. Advertising and marketing expense totaled and $224 thousand and $217 thousand for the years ended December 31, 2023 and 2022, respectively.

Stock- Based Compensation — The Company accounts for its stock-based compensation arrangements at fair value. Fair value of each stock-based award is estimated on the date of grant using either the Black-Scholes-Merton Model for stock options granted or using the fair value of a common stock for stock grants and restricted stock units. The Black-Scholes-Merton option-pricing model requires the input of highly subjective assumptions, including the fair value of the underlying common shares, the expected term of the share option, the expected volatility of the price of our common shares, risk-free interest rates, and the expected dividend yield of common shares. The assumptions used to determine the fair value of the option awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. The calculated fair value is recognized as expense over the requisite service period using the straight-line method. Forfeitures are accounted for in the period in which they occur. Trust Stamp offers the indirect repurchase of shares through a net-settlement feature upon the vesting of RSU awards to satisfy minimum statutory tax-withholding requirements for the recipient.

Income Taxes — The Company records income tax provisions for the anticipated tax consequences of the reported results of operations using the asset and liability method. Under this method, the Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts for financial reporting purposes and the tax bases of assets and liabilities, as well as for loss and tax credit carryforwards. The deferred assets and liabilities are measured using the statutorily enacted tax rates anticipated to be in effect when those tax assets and liabilities are expected to be realized or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the period that includes the enactment date.

A valuation allowance is established if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company considers all available evidence, both positive and negative, including historical levels of income, expectations and risks associated with estimates of future taxable income in assessing the need for a valuation allowance.

The Company’s tax positions are subject to income tax audits by multiple tax jurisdictions. The Company recognizes the tax benefit of an uncertain tax position only if it is more likely than not the position will be sustainable upon examination by the taxing authority, including resolution of any related appeals or litigation processes. This evaluation is based on all available evidence and assumes that the tax authorities have full knowledge of all relevant information concerning the tax position. The tax benefit recognized is measured as the largest amount of benefit which is more likely than not (greater than 50% likely) to be realized upon ultimate settlement with the taxing authority. The Company recognizes interest accrued and penalties related to unrecognized tax benefits in Income tax benefit (expense). The Company adjusts these reserves in accordance with the income tax guidance when facts and circumstances change, such as the closing of a tax audit or the refinement of an estimate. To the extent that the final tax outcome of these matters is different from the amounts recorded, such differences may affect the provision for income taxes in the period in which such determination is made and could have a material impact on the Company’s financial condition and operating results.

The Company computes its tax provision for interim periods by applying the estimated annual effective tax rate to year-to-date pre-tax income from recurring operations and adjusting for discrete tax items arising in that quarter. There were no discrete items that impacted the effective tax rate for the years ended December 31, 2023 and 2022, respectively. The rate remained consistent over the period due to the full valuation allowance recorded in the period.

The Company had an effective tax rate of 0% for the years ended December 31, 2023 and 2022, respectively. The Company has incurred U.S. operating losses and has minimal profits in foreign jurisdictions.

Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences are deductible. In making this determination, management considers all available positive and negative evidence affecting specific deferred tax assets, including the Company’s past and anticipated future performance, the reversal of deferred tax liabilities, the length of carry-back and carry-forward periods, and the implementation of tax planning strategies.

The Company had no unrecognized tax benefits as of December 31, 2023 and 2022.

It is the Company’s policy to recognize interest and penalties related to income tax matters in Income tax benefit (expense). The Company has not accrued any penalties related to uncertain tax positions due to offsetting tax attributes as of December 31, 2023 and 2022.

The Company files U.S. federal, state, and foreign income tax returns in jurisdictions with varying statutes of limitation. The only material jurisdiction where the Company is subject to potential examination by tax authorities is the U.S. (federal and state) for tax years 2020 through 2022.

Leases — The Company determines if a contract is a lease or contains a lease at the inception of the contract in accordance with Accounting Standards Update No. 2021-05, Leases (Topic 842): Lessors—Certain Leases with Variable Lease Payments (“ASC 842”). All leases are assessed for classification as an operating lease or a finance lease. The lease term begins on the commencement date, the date the Company takes possession of the property, and the commencement date is used to calculate straight-line expense for operating leases. The lease may include options to extend or terminate the lease. When it is reasonably certain that the option will be exercised, the Company reassess our conclusions to account for the modified contract.

Operating lease right-of-use assets represent the Company’s right to use an underlying asset during a lease term and are included in non-current assets on our consolidated balance sheet. Operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease liabilities are divided into two classifications on our consolidated balance sheet as a current liability, Short-term operating lease liabilities, and a non-current liability, Long-term operating lease liabilities. The Company does not have any finance lease right-of-use assets or finance lease liabilities.

The Company’s operating lease liabilities are recognized at the applicable lease commencement date based on the present value of the lease payments required to be paid over the lease term. The interest rate implicit in the lease is not readily determinable, therefore, the Company uses an estimated incremental borrowing rate to discount the lease payments to present value. The estimated incremental borrowing rate is derived from information available at the lease commencement date. The Company’s Operating lease right-of-use assets are also recognized at the applicable lease commencement date. The Operating lease right-of-use asset equals the carrying amount of the related operating lease liability, adjusted for any lease payments made prior to lease commencement and lease incentives provided by the lessor. Variable lease payments are expensed as incurred and do not factor into the measurement of the applicable Operating lease right-of-use asset or operating lease liability.

The term of our leases equals the non-cancellable period of the lease, including any rent-free periods provided by the lessor, and also include options to renew or extend the lease (including by not terminating the lease) that we are reasonably certain to exercise. We establish the term of each lease at lease commencement and reassess that term in subsequent periods if a triggering event occurs. Operating lease cost for lease payments is recognized on a straight-line basis over the lease term.

Some lease contracts include lease and non-lease components. Trust Stamp elected the practical expedient offered by ASC 842 to not separate the lease components from non-lease components. As a result, the Company accounts for leases as a single lease component.

In addition, the Company elected not to recognize right-of-use assets and lease liabilities for leases term of twelve months or less. The short-term lease expenses are recognized on a straight-line basis over the lease term.

Commitments and Contingencies - Liabilities for loss contingencies arising from claims, disputes, legal proceedings, fines and penalties, and other sources are recorded when it is probable that a liability has been or will be incurred and the amount of the liability can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. Recoveries of such legal costs from insurance policies are recorded as an offset to legal expenses in the period they are received.

Treasury Stock - Repurchased treasury stock is recorded at cost. When treasury stock is resold at a price different than its historical acquisition cost, the difference is recorded as a component of Additional paid-in capital in the consolidated balance sheets.

Net Loss per Share Attributable to Common Stockholders — Basic loss per share is computed by dividing net loss by the weighted average number of common shares outstanding for the period. Diluted net loss per share is computed by giving effect to all potentially dilutive Class A Common Stock equivalents for the period. For the purposes of this calculation, stock-based awards, warrants, and the conversion option of convertible notes are considered to be potential common shares outstanding. Since the Company incurred net losses for each of the periods presented, diluted net loss per share is the same as basic net loss per share. The Company’s potential common shares outstanding were not included in the calculation of diluted net loss per share as the effect would be anti-dilutive.

Recent Accounting Pronouncements Not Yet Adopted — In December 2023, the FASB issued ASU 2023-09, Income Taxes – Improvements to Income Tax Disclosures. ASU 2023-09 requires enhancements and further transparency to certain income tax disclosures, most notably the tax rate reconciliation and income taxes paid. This ASU is effective for fiscal years beginning after December 15, 2024 on a prospective basis and retrospective application is permitted. The Company is currently evaluating the impacts of the new standard but does not expect a material impact to its consolidated financial statements or related disclosures.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that an entity should measure the fair value of an equity security subject to contractual sale restriction the same way it measures an identical equity security that is not subject to such a restriction. The FASB said the contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not affect its fair value. The ASU is effective for public entities for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted. The Company does not expect this guidance to have a material impact to its consolidated financial statements or related disclosures.

Recently Adopted Accounting Pronouncement — In June 2016, the FASB issued Accounting Standards Update No. 2016-13, “Financial Instruments - Credit Losses (Topic 326)” (“ASU 2016-13”). ASU 2016-13 revises the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. In November 2019, FASB issued ASU 2019-10, “Financial Instruments – Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842).” This ASU defers the effective date of ASU 2016-13 for public companies that are considered smaller reporting companies as defined by the SEC to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company adopted this standard as of January 1, 2023, and the guidance did not have a material impact on its consolidated financial statements or related disclosures.

1A. Reverse Stock Split

Reverse Split — December 30, 2024, the Company filed a Certificate of Amendment to the Company’s Third Amended and Restated Certificate of Incorporation, which was previously approved by the Company’s stockholders at the special meeting held on November 18, 2024 and described in the Company’s definitive proxy statement filed with the SEC on September 30, 2024, to effectuate a reverse stock split at a ratio of one (1) share of Common Stock for every fifteen (15) shares of Common Stock (the “Reverse Stock Split”) which became effective as of the opening of business on January 6, 2024 (the “Effective Time”). Accordingly, all share and per share amounts for all periods presented in the accompanying financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the reverse stock split.